Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.5%
876	iShares 20+ Year Treasury Bond ETF	$ 122,526	2.0
3,731	Vanguard Emerging Markets ETF	178,417	2.9
17,527	Vanguard FTSE Developed Markets ETF	837,615	13.6
1,317	Vanguard Mid-Cap ETF	306,084	5.0

	Total Exchange-Traded Funds
	(Cost $1,514,415)	1,444,642	23.5

MUTUAL FUNDS: 76.4%
	Affiliated Investment Companies: 16.0%
21,317	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	240,459	3.9
45,524	Voya Multi-Manager International Equity Fund - Class P3	492,570	8.0
26,037	Voya Multi-Manager International Factors Fund - Class P3	248,912	4.1
		981,941	16.0

	Unaffiliated Investment Companies: 60.4%
72,066	TIAA-CREF S&P 500 Index Fund - Institutional Class	3,453,423	56.2
10,941	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	256,234	4.2
		3,709,657	60.4

	Total Mutual Funds
	(Cost $4,668,497)	4,691,598	76.4

	Total Investments in Securities (Cost $6,182,912)	$ 6,136,240	99.9
	Assets in Excess of Other Liabilities	3,634	0.1
	Net Assets	$ 6,139,874	100.0

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,444,642	$–	$–	$1,444,642
Mutual Funds	$4,691,598	$–	$–	$4,691,598
Total Investments, at fair value	$6,136,240	$–	$–	$6,136,240

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$108,300	$28,324	$(140,643)	$4,019	$-	$2,433	$(11,121)	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	273,410	119,522	(61,571)	(90,902)	240,459	4,821	9,083	32,402
Voya Multi-Manager International Equity Fund - Class P3	382,089	297,943	(43,288)	(144,174)	492,570	6,663	2,633	82,260
Voya Multi-Manager International Factors Fund - Class P3	166,119	163,235	(32,571)	(47,871)	248,912	9,931	3,293	23,514
	$929,918	$609,024	$(278,073)	$(278,928)	$981,941	$23,848	$3,888	$138,176

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $6,182,912.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$231,557
Gross Unrealized Depreciation	(278,229)

Net Unrealized Depreciation	$(46,672)